UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

MILLER INCOME FUND

Schedule of investments (unaudited)		June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 60.2%

CONSUMER DISCRETIONARY - 8.6%
Media - 5.4%
National CineMedia Inc.	130,000	$964,600
New Media Investment Group Inc.	400,000	5,392,000
Total Media		6,356,600
Specialty Retail - 3.2%
Abercrombie & Fitch Co.	200,000	2,488,000
GameStop Corp., Class A Shares	60,000	1,296,600
Total Specialty Retail		3,784,600
TOTAL CONSUMER DISCRETIONARY		10,141,200

FINANCIALS - 34.2%
Capital Markets - 20.3%
AllianceBernstein Holding LP	50,000	1,182,500
Apollo Global Management LLC, Class A Shares	240,000	6,348,000
Arlington Asset Investment Corp., Class A Shares	210,000	2,870,700
BGC Partners Inc., Class A Shares	226,400	2,861,696
Carlyle Group LP	335,000	6,616,250
Greenhill & Co. Inc.	120,000	2,412,000
JMP Group LLC	300,000	1,638,000
Total Capital Markets		23,929,146
Diversified Financial Services - 2.1%
Compass Diversified Holdings	140,000	2,443,000
Mortgage Real Estate Investment Trusts (REITs) - 11.8%
Chimera Investment Corp.	280,000	5,216,400
New Residential Investment Corp.	311,750	4,850,830
Starwood Property Trust Inc.	145,200	3,251,028
Western Asset Mortgage Capital Corp.	55,000	566,500
Total Mortgage Real Estate Investment Trusts (REITs)		13,884,758
TOTAL FINANCIALS		40,256,904

INDUSTRIALS - 7.0%
Marine - 3.0%
Seaspan Corp.	500,000	3,570,000
Trading Companies & Distributors - 4.0%
Fortress Transportation & Infrastructure Investors LLC	293,000	4,670,420
TOTAL INDUSTRIALS		8,240,420

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 9.7%
CBL & Associates Properties Inc.	150,000	1,264,500
Colony NorthStar Inc., Class A Shares	339,500	4,783,555
MGM Growth Properties LLC, Class A Shares	75,000	2,189,250
Uniti Group Inc.	33,940	853,252
Washington Prime Group Inc.	280,000	2,343,600
TOTAL REAL ESTATE		11,434,157

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Frontier Communications Corp.	710,000	823,600
TOTAL COMMON STOCKS		70,896,281
(Cost - $67,864,333)

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 4.8%

CONSUMER DISCRETIONARY - 3.9%
Household Durables - 3.9%
William Lyon Homes	6.500%		40,000	$4,547,200
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Frontier Communications Corp.	11.125%		38,000	1,118,720
TOTAL CONVERTIBLE PREFERRED STOCKS				5,665,920
(Cost - $6,872,280)

INVESTMENTS IN UNDERLYING FUNDS - 7.6%

FINANCIALS - 7.6%
Capital Markets - 7.6%
Fifth Street Finance Corp.			700,000	3,402,000	(a)
Medley Capital Corp.			262,834	1,679,509	(a)
Triangle Capital Corp.			124,278	2,189,778	(a)
TriplePoint Venture Growth BDC Corp.			122,711	1,633,283	(a)
TOTAL INVESTMENTS IN UNDERLYING FUNDS				8,904,570
(Cost - $9,461,498)

PREFERRED STOCKS - 6.8%

FINANCIALS - 4.5%
Property & Casualty Insurance - 4.5%
AmTrust Financial Services Inc.	6.950%		225,000	5,314,500
INDUSTRIALS - 2.3%
Marine - 2.3%
Seaspan Corp.	7.875%		129,100	2,660,751
TOTAL PREFERRED STOCKS				7,975,251
(Cost - $7,436,738)

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 0.9%

FINANCIALS - 0.9%
Thrifts & Mortgage Finance - 0.9%
Walter Investment Management Corp., Senior Notes
(Cost - $2,264,338)	4.500%	11/1/19	$3,000,000	1,050,000

CORPORATE BONDS & NOTES - 18.8%

CONSUMER DISCRETIONARY - 1.7%
Specialty Retail - 1.7%
Rent-A-Center Inc., Senior Notes	4.750%	5/1/21	2,250,000	2,047,500

ENERGY - 3.4%
Energy Equipment & Services - 2.3%
Era Group Inc., Senior Notes	7.750%	12/15/22	3,000,000	2,707,500
Oil, Gas & Consumable Fuels - 1.1%
Calumet Specialty Products Partners LP / Calumet Finance Corp., Senior Notes	6.500%	4/15/21	1,000,000	870,000
Calumet Specialty Products Partners LP / Calumet Finance Corp., Senior Notes	7.625%	1/15/22	500,000	440,000
Total Oil, Gas & Consumable Fuels				1,310,000
TOTAL ENERGY				4,017,500

FINANCIALS - 0.7%
Thrifts & Mortgage Finance - 0.7%
Walter Investment Management Corp., Senior Notes	7.875%	12/15/21	1,250,000	787,500

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 7.2%
Health Care Providers & Services - 1.9%
CHS/Community Health Systems Inc., Senior Notes	6.875%	2/1/22	$2,500,000	$2,193,750
Pharmaceuticals - 5.3%
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	6,500,000	6,207,500	(b)
TOTAL HEALTH CARE				8,401,250

INDUSTRIALS - 0.3%
Airlines - 0.3%
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	6.820%	1/30/19	2,361,172	251,701	(c)(d)
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	7.960%	7/20/19	431,639	142,441	(c)(d)
TOTAL INDUSTRIALS				394,142

INFORMATION TECHNOLOGY - 4.3%
Internet Software & Services - 4.3%
EIG Investors Corp., Senior Notes	10.875%	2/1/24	4,500,000	5,040,000

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	1,500,000	1,438,125
TOTAL CORPORATE BONDS & NOTES
(Cost - $22,708,656)				22,126,017

TOTAL INVESTMENTS - 99.1%				116,618,039
(Cost - $116,607,843) #

Other Assets in Excess of Liabilities - 0.9%				1,041,052

TOTAL NET ASSETS - 100.0%				$117,659,091

(a) Security is a business development company.
(b) Secuity is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c) Illiquid (unaudited).
(d) Security is valued in good faith in accordance with procedures approved by the Board of Trustees.
# Aggregate cost for federal income tax purposes is substantially the same.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

Notes to Schedule of Investments (unaudited)

1. Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted.  Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by LMM LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund's consolidated investments in each category investment type as of June 30, 2017:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments (a)
Common Stocks	$70,896,281	$-	$-	$70,896,281
Convertible Preferred Stocks	1,118,720	4,547,200	-	5,665,920
Investments in Underlying Funds	8,904,570	-	-	8,904,570
Preferred Stocks	7,975,251	-	-	7,975,251
Convertible Bonds & Notes	-	1,050,000	-	1,050,000
Corporate Bonds & Notes	-	21,731,875	394,142	22,126,017
Total Investments	$88,894,822	$27,329,075	$394,142	$116,618,039

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES
Balance as of September 30, 2016	$3,123,790
Realized gain (loss)	247,283
Accrued premiums/discounts	135,754
Change in unrealized appreciation (depreciation)	(1,053,213)
(Sales/Principal paydowns)	(2,059,472)
Balance as of June 30, 2017	$394,142

The Fund recognizes transfers between levels at the end of the reporting period. There was one transfer from level 2 to 3 at the period ended June 30, 2017.

The following table summarizes the valuation techniques employed to value Level 3 instruments.

Investment	Fair Value at June 30, 2017	Valuation Technique	Unobservable Input	Range*
Corporate Bonds & Notes	$394,142	Income Method	Discount Rate	6.82-7.96%

* An increase to the discount rate used would result in a lower fair value measurement.

2. Investments

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost	$116,607,843
Gross unrealized appreciation	11,096,122
Gross unrealized depreciation	(11,085,926)
Net unrealized appreciation	$10,196

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Advised Portfolios

By (Signature and Title) /s/Christopher E. Kashmerick
                                           Christopher E. Kashmerick, President and Principal Executive Officer

Date                                                     August 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Russell B. Simon
                                           Russell B. Simon, Treasurer and Principal Financial Officer

Date                                                      August 9, 2017